Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2005 Portfolio

March 31, 2021

VIPIFF2005-QTLY-0521
1.830286.115

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 9.5%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	14,388	$671,213
VIP Equity-Income Portfolio Investor Class (a)	27,706	695,426
VIP Growth & Income Portfolio Investor Class (a)	33,038	794,570
VIP Growth Portfolio Investor Class (a)	7,366	687,721
VIP Mid Cap Portfolio Investor Class (a)	4,571	194,453
VIP Value Portfolio Investor Class (a)	28,031	509,888
VIP Value Strategies Portfolio Investor Class (a)	15,907	249,584
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,397,178)		3,802,855

International Equity Funds - 14.9%
VIP Emerging Markets Portfolio Investor Class (a)	230,114	3,375,776
VIP Overseas Portfolio Investor Class (a)	99,029	2,582,680
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,093,112)		5,958,456

Bond Funds - 55.2%
Fidelity Inflation-Protected Bond Index Fund (a)	413,342	4,493,030
Fidelity Long-Term Treasury Bond Index Fund (a)	72,620	997,795
VIP High Income Portfolio Investor Class (a)	152,712	801,738
VIP Investment Grade Bond Portfolio Investor Class (a)	1,176,462	15,788,115
TOTAL BOND FUNDS
(Cost $21,092,185)		22,080,678

Short-Term Funds - 20.4%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $8,178,202)	8,178,202	8,178,202
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $35,760,677)		40,020,191
NET OTHER ASSETS (LIABILITIES) - 0.0%		3
NET ASSETS - 100%		$40,020,194

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$4,046,691	$693,973	$185,515	$146	$(1,038)	$(61,081)	$4,493,030
Fidelity Long-Term Treasury Bond Index Fund	833,509	315,047	18,430	4,612	(1,491)	(130,840)	997,795
VIP Contrafund Portfolio Investor Class	618,852	140,487	70,800	30,427	(1,329)	(15,997)	671,213
VIP Emerging Markets Portfolio Investor Class	3,057,419	600,049	278,595	121,512	35,105	(38,202)	3,375,776
VIP Equity-Income Portfolio Investor Class	652,923	147,339	140,664	22,073	526	35,302	695,426
VIP Government Money Market Portfolio Investor Class 0.01%	7,387,411	1,081,263	290,472	183	--	--	8,178,202
VIP Growth & Income Portfolio Investor Class	743,975	166,378	174,033	22,978	8,911	49,339	794,570
VIP Growth Portfolio Investor Class	630,549	182,492	66,813	76,364	3,020	(61,527)	687,721
VIP High Income Portfolio Investor Class	721,777	107,341	24,882	6,079	(181)	(2,317)	801,738
VIP Investment Grade Bond Portfolio Investor Class	14,220,767	2,645,499	442,802	212,503	(8,241)	(627,108)	15,788,115
VIP Mid Cap Portfolio Investor Class	180,343	28,459	32,728	700	3,364	15,015	194,453
VIP Overseas Portfolio Investor Class	2,369,156	466,882	219,791	72,755	(4,213)	(29,354)	2,582,680
VIP Value Portfolio Investor Class	478,042	82,696	115,995	1,153	9,037	56,108	509,888
VIP Value Strategies Portfolio Investor Class	233,745	38,083	58,995	376	5,771	30,980	249,584
Total	$36,175,159	$6,695,988	$2,120,515	$571,861	$49,241	$(779,682)	$40,020,191

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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